EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 159	$ 110
Expense arising from cash-settled share-based payment transactions	(621)	681
Total expense arising from share-based payment transactions	(462)	791
Effect of hedging program	629	(670)
Expense from share-based payment transactions with employees	$ 167	$ 121